Financial instruments and risk management (Details 11) - Level 2 - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	R$ (1,234,903)	R$ (955,962)
Net financial assets (liabilities) at fair value	(1,234,903)	(955,962)
Derivatives
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	7,085	361
Net financial assets (liabilities) at fair value	7,085	361
Non-Deliverable Forward - NDF
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	0	(17)
Net financial assets (liabilities) at fair value	0	(17)
Call and put option term
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	0	(25)
Net financial assets (liabilities) at fair value	0	(25)
Interest rate swap
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	7,085	403
Net financial assets (liabilities) at fair value	7,085	403
Non-derivatives
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	(1,241,988)	(956,323)
Net financial assets (liabilities) at fair value	(1,241,988)	(956,323)
Lease liabilities
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	(62,808)	(81,888)
Net financial assets (liabilities) at fair value	(62,808)	(81,888)
Loans and borrowings
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	(974,231)	(788,709)
Net financial assets (liabilities) at fair value	(974,231)	(788,709)
Accounts payable for business combination
Financial instruments measured at fair value
Net financial assets (liabilities) at carrying value	(204,949)	(85,726)
Net financial assets (liabilities) at fair value	R$ (204,949)	R$ (85,726)